Property, Equipment and Leasehold Improvements (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
FaZe Clan Inc. [Member]
Property, Equipment and Leasehold Improvements (Details) [Line Items]
Depreciation expense	$ 300,000	$ 200,000	$ 300,000	$ 21,547